Financial Instruments - Pre-tax Gains (Losses) on Consolidated Statements of Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flow Hedges
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	$ (72)	$ (19)	$ (251)
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	13	(39)	1
Interest Expense [Member]
Fair Value Hedges
Interest rate derivatives	(33)	(8)	(8)
Gains/(losses) on hedged items	33	8	8
Cash Flow Hedges
Interest rate derivatives-Reclassified from accumulated other comprehensive income (effective portion)	(4)	(7)	(12)
Net sales [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	55	16	14
Cost of Goods Sold [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	(4)	(211)	(7)
Other, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	(5)	(10)	(30)
Not Designated as Hedges
Not Designated as Hedges, Foreign exchange contracts	$ (231)	$ 115	$ (14)